UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:                    10/31

Date of reporting period:                    7/31/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)
Seligman Emerging Markets Fund
July 31, 2007

	Shares	Value

Common Stocks 93.1%
Argentina 0.6%
Banco Macro (ADR)* (Commercial Banks)	28,200	$799,470

Brazil 11.9%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	80,858	3,962,851
Cyrela Brazil Realty (Household Durables)	91,200	1,067,785
Localiza Rent A CAR (Road and Rail)	49,800	511,671
Lupatech (Machinery)	48,400	1,151,341
OdontoPrev* (Insurance)	28,100	805,713
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	60,200	3,906,980
Redecard* (IT Services)	76,400	1,310,317
Submarino* (Internet and Catalog Retail)	41,500	1,740,827
Usinas Siderurgicas de Minas Gerais “Usiminas” (Metals and Mining)	16,700	1,196,125

		15,653,610

Chile 0.7%
Lan Airlines (ADR) (Airlines)	11,700	936,819

China 11.4%
Baoye Group (Construction and Engineering)	156,000	318,952
China Life Insurance (Class H)* (Insurance)	138,000	584,293
China Mobile (ADR) (Wireless Telecommunication Services)	34,900	2,002,911
China Petroleum & Chemical (Class H) “Sinopec” (Oil, Gas and Consumable Fuels)	1,110,000	1,163,064
China Power International Development (Independent Power Producers and Energy Traders)	2,162,000	1,137,544
China Resources Enterprise (Distributors)	336,000	1,345,142
China Shenhua Energy (Class H)* (Oil, Gas and Consumable Fuels)	441,500	1,737,072
Golden Meditech (Health Care Equipment and Supplies)	1,836,000	926,252
Hopson Development Holdings (Real Estate Management and Development)	240,000	852,371
Industrial and Commercial Bank of China “ICBC” (Class H)* (Commercial Banks)	2,921,000	1,781,452
Jiangsu Expressway (Transportation Infrastructure)	1,290,000	1,294,927
Simcere Pharmaceutical (ADR)* (Pharmaceuticals)	43,600	516,660
Sinofert Holdings (Chemicals)	1,238,000	854,156
Wumart Stores (Food and Staples Retailing)	557,178	387,751

		14,902,547

Czech Republic 1.1%
Zentiva* (Pharmaceuticals)	25,391	1,484,382

Egypt 3.6%
Orascom Construction Industries (Construction and Engineering)	24,996	1,780,196
Orascom Telecom Holding (Wireless Telecommunication Services)	218,950	2,952,611

		4,732,807

India 12.4%
Bharat Heavy Electricals (Electrical Equipment)	43,012	1,832,432
Bharti Airtel* (Wireless Telecommunication Services)	225,495	4,975,245
Escorts* (Machinery)	100,440	256,386
Firstsource Solutions* (IT Services)	659,617	1,324,645
Gammon India (Construction and Engineering)	105,421	1,135,832
HDFC Bank (ADR) (Commercial Banks)	10,900	944,049
India Cements (Construction Materials)	220,239	1,183,375
Larsen & Toubro (Construction and Engineering)	17,874	1,152,423
Nicholas Piramal India (Pharmaceuticals)	154,176	1,031,484
Satyam Computer Services (ADR) (IT Services)	38,400	1,023,744
Tata Steel (Metals and Mining)	83,059	1,339,257

		16,198,872

Indonesia 2.3%
Bank Mandiri (Commercial Banks)	2,692,000	1,011,203
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	43,100	2,051,129

		3,062,332

Israel 0.9%
Bank Hapoalim (Commercial Banks)	255,169	1,200,930

Malaysia 2.3%
AMMB Holdings (Diversified Financial Services)	1,006,500	1,361,588
Malaysian Plantations* (Commercial Banks)	700,400	673,322
Tenaga Nasional (Electric Utilities)	288,475	908,883

		2,943,793

Mexico 6.3%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	68,100	4,077,828
Empresas ICA SAB de CV* (Construction and Engineering)	292,700	1,857,829
Grupo Aeroportuario del Pacifico (ADR)* (Transportation Infrastructure)	28,400	1,380,808
Impulsora del Dessarrollo y el Empleo an America Latina (Series B-1)* (Construction and Engineering)	567,400	971,398

		8,287,863

Panama 0.0%
Intergroup Financial Services*† (Diversified Financial Services)	3,400	59,500

Peru 1.1%
Credicorp (Commercial Banks)	21,400	1,376,876

Philippines 1.0%
Philippine Long Distance Telephone (ADR) (Diversified Telecommunication Services)	23,200	1,326,112

Russia 8.0%
Evraz Group (GDR) (Metals and Mining)	60,124	2,928,039
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	19,400	1,561,700
OAO Gazprom (ADR) (Oil, Gas and Consumable Fuels)	10,081	438,524
OAO Gazprom (ADR)† (Oil, Gas and Consumable Fuels)	89,689	3,864,068
VTB Bank OJSC (GDR)*† (Commercial Banks)	69,650	741,772
X5 Retail Group (GDR)*† (Food and Staples Retailing)	29,757	922,765

		10,456,868

Singapore 1.1%
Yangzijiang Shipbuilding Holdings* (Machinery)	1,167,000	1,475,401

South Africa 4.9%
Aspen Pharmacare* (Pharmaceuticals)	166,255	774,486
Gold Fields (ADR) (Metals and Mining)	81,200	1,341,424
MTN Group (Wireless Telecommunication Services)	81,836	1,145,504
Sasol (Oil, Gas and Consumable Fuels)	62,714	2,369,249
Truworths International (Specialty Retail)	144,558	726,407

		6,357,070

South Korea 13.3%
Dong-A Pharmaceutical (Pharmaceuticals)	8,037	928,414
Doosan Infracore (Machinery)	37,020	1,479,248
Hanmi Pharm (Pharmaceuticals)	4,754	770,700
Mirae Asset Securities (Capital Markets)	18,262	1,745,076
NHN* (Internet Software and Services)	6,799	1,247,965
POSCO (Metals and Mining)	922	530,129
Samsung Electronics (Semiconductors and Semiconductor Equipment)	1,901	1,251,455
Samsung Securities (Capital Markets)	21,291	1,963,349
Shinhan Financial Group (Commercial Banks)	29,050	1,974,333
Shinsegae (Food and Staples Retailing)	2,470	1,610,606
SK (Industrial Conglomerates)	2,805	527,192
SK Chemicals (Chemicals)	15,573	1,430,799
SK Energy* (Oil, Gas and Consumable Fuels)	7,643	1,305,359
Yuhan (Pharmaceuticals)	2,943	620,360

		17,384,985

Taiwan 5.9%
Catcher Technology (Computers and Peripherals)	135,000	1,224,261
Cathay Financial Holding (Insurance)	495,000	1,285,658
Fuhwa Financial Holding* (Diversified Financial Services)	2,181,817	1,426,611
HON HAI Precision Industry (Electronic Equipment and Instruments)	317,000	2,614,209
Powertech Technology (Semiconductors and Semiconductor Equipment)	253,050	1,192,541

		7,743,280

Thailand 0.0%
True (Rights)* (Diversified Telecommunication Services)	170,524	2,927

Turkey 2.8%
Dogus Otomotiv Servic ve Ticaret “Dogus Otomotiv” (Distributors)	106,383	590,636
Haci Omer Sabanci Holding (Diversified Financial Services)	247,939	1,371,473
Koc Holding (Industrial Conglomerates)	387,292	1,759,199

		3,721,308

United States 1.5%
iShares MSCI Emerging Markets Index Fund (Index Derivatives)	15,100	2,001,807

Total Common Stocks		122,109,559

Preferred Stocks 5.7%
Brazil 5.7%
All America Latina Logistica “ALL” (Road and Rail)	116,400	1,582,244
Duratex (Building Products)	39,500	1,159,852
Net Servicos de Comunicacoa* (Media)	113,960	1,830,452
Petroleo Brasileiro “Petrobras” (ADR)* (Oil, Gas and Consumable Fuels)	43,600	1,220,281
Votorantim Celulose e Papel (Paper and Forest Products)	70,100	1,663,819

Total Preferred Stocks		7,456,648

Total Investments 98.8%		129,566,207
Other Assets Less Liabilities 1.2%		1,518,596

Net Assets 100.0%		$131,084,803

Seligman Global Growth Fund
July 31, 2007

	Shares	Value

Common Stocks 99.1%
Austria 1.2%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	6,470	$487,426

Brazil 1.6%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	12,800	627,328

Canada 5.4%
Cameco (Oil, Gas and Consumable Fuels)	10,500	428,190
Research In Motion* (Communications Equipment)	3,400	727,600
Suncor Energy (Oil, Gas and Consumable Fuels)	7,800	705,202
Ultra Petroleum* (Oil, Gas and Consumable Fuels)	5,600	309,624

		2,170,616

China 3.8%
China Communications Construction (Construction and Engineering)	142,000	319,437
China Merchants Bank* (Commercial Banks)	114,000	404,764
Focus Media Holding (ADR)* (Media)	9,000	371,790
Suntech Power Holdings (ADR)* (Electrical Equipment)	10,300	415,399

		1,511,390

Finland 1.6%
Nokia (ADR) (Communications Equipment)	22,000	630,080

France 4.7%
Accor (Hotels, Restaurants and Leisure)	3,978	340,140
Alstom* (Electrical Equipment)	3,155	567,371
PPR* (Multiline Retail)	1,179	206,870
Veolia Environnement (Multi-Utilities)	10,282	761,663

		1,876,044

Germany 4.6%
Arcandor (Multiline Retail)	10,504	321,765
Deutsche Boerse* (Diversified Financial Services)	5,277	607,207
Henkel KGaA (Household Products)	7,478	403,532
Siemens (Industrial Conglomerates)	4,298	540,054

		1,872,558

Greece 1.0%
National Bank of Greece (Commercial Banks)	7,118	420,208

Ireland 2.5%
Elan (ADR)* (Pharmaceuticals)	33,300	623,709
Ryanair Holdings (ADR)* (Airlines)	9,600	398,304

		1,022,013

Japan 6.5%
Japan Tobacco (Tobacco)	89	455,373
Nintendo (Software)	1,900	930,421
ORIX (Consumer Finance)	1,800	434,035
SoftBank (Wireless Telecommunication Services)	14,600	307,416
Sumitomo Realty & Development (Real Estate Management and Development)	16,000	475,461

		2,602,706

Luxembourg 1.1%
Millicom International Cellular (Wireless Telecommunication Services)	5,700	457,709

Mexico 0.9%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	6,300	377,244

Netherlands 1.1%
ASML Holding* (Semiconductors and Semiconductor Equipment)	15,366	450,830

South Korea 2.4%
Hyundai Motor (Automobiles)	3,952	347,537
LG Electronics (Household Durables)	7,178	603,266

		950,803

Spain 1.6%
Gamesa Corporacion Tecnologica (Electrical Equipment)	16,191	652,690

Switzerland 5.9%
ABB* (Electrical Equipment)	28,151	676,572
Julius Baer Holding (Capital Markets)	9,050	632,339
Nestle (Food Products)	1,094	417,950
Xstrata (Metals and Mining)	10,385	659,735

		2,386,596

Taiwan 1.4%
HON HAI Precision Industry (Electronic Equipment and Instruments)	66,600	549,231

United Kingdom 6.7%
Invesco (Capital Markets)	49,622	624,081
Man Group (Capital Markets)	71,765	815,499
Reckitt Benckiser (Household Products)	12,825	686,636
Tesco (Food and Staples Retailing)	68,808	564,969

		2,691,185

United States 45.1%
Activision* (Software)	22,500	384,975
Adobe Systems (Software)	9,400	378,726
Akamai Technologies* (Internet Software and Services)	8,400	285,264
American Tower (Class A)* (Wireless Telecommunication Services)	12,200	508,252
Apple* (Computers and Peripherals)	4,200	553,392
Boeing (Aerospace and Defense)	7,600	786,068
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	12,200	400,282
Celgene* (Biotechnology)	6,700	405,752
Cisco Systems* (Communications Equipment)	25,400	734,314
Comcast (Class A)* (Media)	30,150	792,041
Corning* (Communications Equipment)	29,100	693,744
Danaher (Machinery)	8,100	604,908
Diamond Offshore Drilling (Energy Equipment and Services)	4,200	433,356
Electronic Arts* (Software)	17,000	826,880
Eli Lilly (Pharmaceuticals)	7,500	405,675
EMC* (Computers and Peripherals)	16,500	305,415
General Dynamics (Aerospace and Defense)	7,600	597,056
Gilead Sciences* (Biotechnology)	12,100	450,483
Goldman Sachs Group (Capital Markets)	2,100	395,514
Google (Class A)* (Internet Software and Services)	2,200	1,122,000
Hewlett-Packard (Computers and Peripherals)	9,300	428,079
Las Vegas Sands* (Hotels, Restaurants and Leisure)	9,500	828,875
MF Global* (Capital Markets)	12,600	314,118
Micron Technology* (Semiconductors and Semiconductor Equipment)	23,000	273,010
Monsanto (Chemicals)	12,200	786,290
Noble (Energy Equipment and Services)	4,300	440,578
Oracle* (Software)	36,500	697,880
Praxair (Chemicals)	3,000	229,860
Schering-Plough (Pharmaceuticals)	25,600	730,624
Schlumberger (Energy Equipment and Services)	10,000	947,200
St. Jude Medical* (Health Care Equipment and Supplies)	19,100	823,974
Wyeth (Pharmaceuticals)	4,200	203,784
Zimmer Holdings* (Health Care Equipment and Supplies)	5,100	396,576

		18,164,945

Total Investments 99.1%		39,901,602
Other Assets Less Liabilities 0.9%		355,459

Net Assets 100.0%		$40,257,061

Seligman Global Smaller Companies Fund
July 31, 2007

	Shares or Warrants		Value

Common Stocks and Warrants 99.0%
Australia 5.2%
Aquarius Platinum (Metals and Mining)	22,695	shs.	$668,813
Austal (Machinery)	420,614		1,315,910
Babcock & Brown Power* (Independent Power Producers and Energy Traders)	371,508		1,027,197
Babcock & Brown Wind Partners* (Electric Utilities)	299,073		486,581
Centamin Eqypt* (Metals and Mining)	1,007,196		1,182,289
Dyno Nobel* (Chemicals)	423,928		769,052
Felix Resources (Oil, Gas and Consumable Fuels)	137,106		656,965
Futuris (Food Products)	582,536		1,198,243
Mortgage Choice (Thrifts and Mortgage Finance)	401,098		1,044,781
Mount Gibson Iron* (Metals and Mining)	639,149		797,444
Ramsay Health Care (Health Care Providers and Services)	118,332		1,075,885
Resource Pacific Holdings* (Oil, Gas and Consumable Fuels)	381,213		620,563
Tower Australis Group “TAL”* (Insurance)	503,436		1,020,458
WHK Group (Diversified Financial Services)	387,906		811,909

			12,676,090

Brazil 2.5%
Companhia Brasileira de Desenvolvimento Imobiliario Turistico* (Real Estate Management and Development)	2,200		1,249,934
General Shopping Brazil* (Real Estate Management and Development)	142,000		1,055,594
Lupatech (Machinery)	43,200		1,027,643
Profarma Distribuidora de Produtos Farmaceuticos* (Health Care Providers and Services)	72,100		1,368,648
Tecnisa* (Household Durables)	220,100		1,480,734

			6,182,553

Cambodia 0.2%
NagaCorp* (Hotels, Restaurants and Leisure)	1,230,000		408,454

Canada 7.3%
BA Energy (Oil, Gas and Consumable Fuels)	72,500		543,682
Canaccord Capital (Capital Markets)	58,900		1,126,874
Dundee Real Estate Investment Trust (Real Estate Investment Trusts)	25,200		1,024,016
Dundee Wealth Management (Capital Markets)	36,700		535,982
Dundee Wealth Management† (Capital Markets)	52,200		762,351
Emergis* (Internet Software and Services)	217,100		1,414,365
First Quantum Minerals* (Metals and Mining)	14,400		1,349,156
Flint Energy Services* (Oil, Gas and Consumable Fuels)	40,600		1,088,451
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	30,800		1,054,284
Gluskin Shef & Associates* (Capital Markets)	25,800		674,505
Gluskin Shef & Associates*† (Capital Markets)	28,000		732,021
GMP Capital Trust (Capital Markets)	40,800		876,198
OPTI Canada (Oil, Gas and Consumable Fuels)	67,500		1,455,287
Sherritt International (Metals and Mining)	127,500		1,945,726
Sierra Wireless* (Communications Equipment)	39,700		899,205
SXR Uranium One* (Metals and Mining)	80,084		928,608
Synenco Energy* (Oil, Gas and Consumable Fuels)	89,400		1,252,840

			17,663,551

China 1.4%
Chaoda Modern Agricultural Holdings (Food Products)	912,000		675,798
China Power International Development (Independent Power Producers and Energy Traders)	2,107,000		1,108,606
Shanghai Prime Machinery* (Machinery)	1,176,000		509,310
Trina Solar (ADR)* (Semiconductors and Semiconductor Equipment)	17,000		1,047,370

			3,341,084

Denmark 0.3%
Genmab* (Biotechnology)	11,424		702,372

Finland 0.6%
Outokumpu Technology* (Construction and Engineering)	24,920		1,472,233

France 2.5%
bioMerieux (Health Care Equipment and Supplies)	10,174		928,204
Carbone Lorraine (Electrical Equipment)	11,194		877,156
Cegedim (Health Care Technology)	5,441		680,391
Korian* (Health Care Providers and Services)	20,041		934,737
Manitou BF (Machinery)	10,073		608,769
Seche Environnement (Commercial Services and Supplies)	8,254		1,387,361
Silicon-On-Insulator-Technologies “S.O.I.T.E.C.”* (Semiconductors and Semiconductor Equipment)	33,425		586,057

			6,002,675

Germany 2.6%
AWD Holding (Capital Markets)	20,802		805,369
Bilfinger Berger (Construction and Engineering)	6,973		597,806
Colonia Real Estate* (Real Estate Management and Development)	19,635		768,463
Interhyp* (Thrifts and Mortgage Finance)	9,271		1,069,489
Kontron* (Semiconductors and Semiconductor Equipment)	50,789		1,078,056
Praktiker Bau- und Heimwerkermaerkte Holding* (Specialty Retail)	22,709		989,655
Wacker Construction Equipment* (Machinery)	26,014		895,459

			6,204,297

Greece 0.7%
Hellenic Technodomiki Tev (Construction and Engineering)	75,037		1,016,690
StealthGas* (Oil, Gas and Consumable Fuels)	36,500		628,896

			1,645,586

Hong Kong 1.7%
Chow Sang Sang Holdings International (Specialty Retail)	230,000		263,175
Dickson Concepts International (Specialty Retail)	614,000		694,974
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700		—
Golden Eagle Retail Group (Multiline Retail)	1,176,000		1,021,863
Hongkong & Shanghai Hotels (Hotels, Restaurants and Leisure)	552,000		920,434
Huabao International Holding (Distributors)	869,000		811,649
Stella International Holding* (Textiles, Apparel and Luxury Goods)	215,500		410,282

			4,122,377

Italy 2.7%
Ansaldo STS* (Transportation Infrastructure)	92,214		1,279,172
Antichi Pellettieri* (Textiles, Apparel and Luxury Goods)	79,396		1,155,468
Immobiliare Grande Distribuzione* (Real Estate Management and Development)	141,146		555,887
Mariella Burani Fashion Group (Textiles, Apparel and Luxury Goods)	23,775		807,591
Pirelli (Real Estate Management and Development)	19,064		996,565
Safilo* (Textiles, Apparel and Luxury Goods)	168,705		911,790
Sorin* (Health Care Equipment and Supplies)	304,217		760,171

			6,466,644

Japan 13.7%
Air Water (Chemicals)	58,000		693,124
Arnest One (Household Durables)	57,100		374,349
Bank of Okinawa (Commercial Banks)	19,500		678,877
Chofu Seisakusho (Household Durables)	31,900		586,440
Daihen (Electrical Equipment)	154,000		868,504
Disco (Semiconductors and Semiconductor Equipment)	9,200		503,487
Fuji Fire & Marine Insurance (Insurance)	259,300		997,413
Hamamatsu Photonics K.K. (Electronic Equipment and Instruments)	27,100		857,682
Higo Bank (Commercial Banks)	106,000		707,218
Honeys (Specialty Retail)	12,290		474,770
Iino Kaiun Kaisha (Marine)	69,600		897,987
Jafco (Capital Markets)	17,800		813,372
Japan General Estate (Household Durables)	32,800		658,298
Keiyo Bank (Commercial Banks)	193,000		1,084,918
Kitz (Machinery)	69,000		695,403
KK DaVinci Advisors* (Real Estate Management and Development)	624		505,960
Kobayashi Pharmaceutical (Personal Products)	27,700		959,628
Kyowa Exeo (Construction and Engineering)	69,000		789,059
MEC (Chemicals)	47,400		426,608
Milbon (Personal Products)	24,500		697,768
Miura (Machinery)	39,700		1,255,868
Musashino Bank (Commercial Banks)	23,300		1,109,571
Nabtesco (Machinery)	105,000		1,572,190
Nachi-Fujikoshi (Machinery)	194,000		978,956
Neturen (Metals and Mining)	58,300		652,366
Nippon Carbon (Electrical Equipment)	127,000		789,572
Obic (IT Services)	8,790		1,739,995
Obic Business Consultants (Software)	27,200		1,580,997
OSG (Machinery)	42,200		593,812
Point* (Specialty Retail)	18,020		886,587
RISA Partners (Capital Markets)	299		701,950
Ryohin Keikaku (Multiline Retail)	11,400		682,816
Sazaby League (Specialty Retail)	17,000		491,718
Sumitomo Osaka Cement (Construction Materials)	305,000		775,241
Sysmex (Health Care Equipment And Supplies)	26,800		1,035,933
Taiyo Ink Manufacturing (Chemicals)	40,800		1,211,048
Towa Pharmaceutical (Pharmaceuticals)	18,800		778,183
Toyo Tanso (Electrical Equipment)	11,550		1,070,960
Union Tool (Machinery)	17,900		836,170

			33,014,798

Liechtenstein 0.6%
Verwaltungs- und Privat-Bank (Capital Markets)	5,384		1,434,700

Malaysia 0.9%
AirAsia* (Airlines)	1,336,600		756,111
Asiatic Development (Food Products)	779,500		1,380,215

			2,136,326

Mexico 0.4%
Group Aeroportuario del Sureste (ADR) (Transportation Infrastructure)	20,400		1,072,428

Netherlands 1.2%
Imtech (Construction and Engineering)	9,509		846,783
Ordina (IT Services)	49,447		1,033,494
Spazio Investment* (Real Estate Management and Development)	56,564		967,609

			2,847,886

Norway 0.7%
Eitzen Chemical* (Marine)	224,591		960,444
Songa Offshore* (Energy Equipment and Services)	85,866		817,360

			1,777,804

Philippines 0.3%
Alliance Global Group* (Food and Staples Retailing)	4,392,600		558,384
PNOC Energy Development (Independent Power Producers and Energy Traders)	1,496,000		209,664

			768,048

Portugal 0.3%
Mota-Engil SGPS (Construction and Engineering)	77,367		686,182

Singapore 1.4%
CitySpring Infrastructure Trust (Capital Markets)	675,000		576,215
Goodpack* (Air Freight and Logistics)	704,000		1,068,044
Goodpack (SGD1.38, expiring 7/16/09)* (Air Freight and Logistics)	90,500	wts.	57,320
Hyflux (Machinery)	549,000	shs.	1,065,730
UOL Group (Real Estate Management and Development)	166,000		583,010

			3,350,319

South Korea 1.8%
Cheil Communications (Media)	3,264		1,020,119
Daegu Bank (Commercial Banks)	44,690		881,352
Hanmi Pharm (Pharmaceuticals)	5,181		839,923
Mirae Asset Securities (Capital Markets)	10,456		999,152
STX Shipbuilding (Machinery)	11,430		632,151

			4,372,697

Spain 0.3%
Prosegur, Companie de Seguridad (Commercial Services and Supplies)	21,613		823,807

Sweden 1.4%
D. Carnegie (Capital Markets)	39,700		773,290
Gant* (Specialty Retail)	16,127		603,245
Munters (Machinery)	68,841		1,151,722
Rezidor Hotel Group* (Hotels, Restaurants and Leisure)	98,092		792,548

			3,320,805

Switzerland 1.6%
Dufry Group* (Specialty Retail)	16,515		1,764,147
Dufry South America (BDR)* (Specialty Retail)	83,800		2,202,570

			3,966,717

United Kingdom 7.6%
Cape* (Building Products)	170,339		947,982
Clapham House Group* (Hotels, Restaurants and Leisure)	124,073		892,444
Dawnay, Day Sirius* (Real Estate Management and Development)	728,026		870,788
Dawnay, Day Treveria* (Real Estate Management and Development)	526,764		770,517
Gem Diamonds* (Metals and Mining)	34,862		738,683
Guinness Peat Group (Diversified Financial Services)	606,961		873,430
Infinity Bio-Energy* (Oil, Gas and Consumable Fuels)	268,500		1,369,350
Infinity Bio-Energy*† (Oil, Gas and Consumable Fuels)	109,514		558,521
Lancashire Holdings* (Insurance)	118,056		802,912
Mapeley (Real Estate Management and Development)	18,286		1,052,963
Mears Group (Commercial Services and Supplies)	149,593		841,424
Morgan Crucible (Machinery)	141,784		817,513
Numis (Capital Markets)	91,682		547,071
Petrofac (Energy Equipment and Services)	138,847		1,212,320
Redrow (Household Durables)	81,346		822,696
Renishaw (Electronic Equipment and Instruments)	62,800		893,381
Senior (Machinery)	86,560		159,794
Star Energy Group* (Oil, Gas and Consumable Fuels)	146,789		737,339
Ultra Electronics Holdings (Aerospace and Defense)	40,050		891,477
VT Group (Aerospace and Defense)	101,101		1,229,642
Wellstream Holdings* (Energy Equipment and Services)	37,786		416,919
Wolfson Microelectronics* (Electronic Equipment and Instruments)	173,997		975,591

			18,422,757

United States 39.1%
Acadia Realty Trust (Real Estate Investment Trusts)	33,100		762,293
American Commercial Lines* (Marine)	54,600		1,209,390
American Financial Realty Trust (Real Estate Investment Trusts)	103,400		906,818
AmSurg* (Health Care Providers and Services)	53,750		1,351,275
Applera-Celera Genomics Group* (Biotechnology)	41,800		502,436
Arena Pharmaceuticals* (Biotechnology)	81,600		932,688
ARIAD Pharmaceuticals* (Biotechnology)	176,100		773,079
Arlington Tankers (Oil, Gas and Consumable Fuels)	49,200		1,325,940
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	194,300		1,297,924
Basic Energy Services (Energy Equipment and Services)	50,100		1,053,102
Blount International* (Machinery)	70,200		798,174
BPZ Energy* (Oil, Gas and Consumable Fuels)	152,200		671,202
Carpenter Technology (Metals and Mining)	7,700		913,913
Casual Male Retail Group* (Specialty Retail)	117,500		1,200,850
Charming Shoppes* (Specialty Retail)	122,800		1,213,264
Cleveland-Cliffs (Metals and Mining)	12,600		872,802
Complete Production Services* (Energy Equipment and Services)	43,000		997,170
CRA International* (Commercial Services and Supplies)	27,500		1,311,475
CV Therapeutics* (Biotechnology)	153,500		1,521,185
Delek US Holdings* (Oil, Gas and Consumable Fuels)	33,500		887,080
Dollar Financial* (Consumer Finance)	41,800		1,047,508
Eddie Bauer Holdings* (Specialty Retail)	154,100		1,859,987
EFJ* (Communications Equipment)	84,400		459,136
Encore Acquisition* (Oil, Gas and Consumable Fuels)	44,750		1,157,683
Encysive Pharmaceuticals* (Biotechnology)	241,800		459,420
EPIQ Systems* (Software)	48,050		819,253
ESCO Technologies* (Machinery)	20,000		725,400
Evercore Partners (Class A) (Capital Markets)	35,000		841,400
Evergreeen Energy* (Oil, Gas and Consumable Fuels)	10,600		38,902
Exelixis* (Life Sciences Tools and Services)	103,800		1,005,822
FairPoint Communications (Diversified Telecommunication Services)	74,700		1,154,862
FirstFed Financial* (Thrifts and Mortgage Finance)	19,100		863,320
Force Protection* (Machinery)	110,400		1,729,968
Group 1 Automotive* (Specialty Retail)	26,500		994,280
Grubb & Ellis* (Real Estate Management and Development)	32,000		312,960
Grubb & Ellis Realty Advisors* (Real Estate Management and Development)	208,000		1,364,480
H&E Equipment Services (Trading Companies and Distributors)	48,400		1,315,028
Harris Stratex Networks (Class A)* (Communications Equipment)	38,000		646,760
Hercules Offshore* (Energy Equipment and Services)	47,400		1,422,948
Hersha Hospitality Trust (Real Estate Investment Trusts)	102,000		1,071,000
Highbury Financial* (Diversified Financial Services)	18,300		103,212
Highbury Financial (Units)* (Diversified Financial Services)	67,000		540,355
Human Genome Sciences* (Biotechnology)	138,900		1,077,864
Hutchinson Technology* (Computers and Peripherals)	64,200		1,287,852
Imation (Computers and Peripherals)	40,100		1,254,328
Incyte* (Biotechnology)	200,500		1,066,660
Inter Parfums (Personal Products)	32,300		707,693
JDA Software Group (Software)	65,900		1,489,999
Jupitermedia* (Internet Software and Services)	150,300		1,163,322
Kansas City Life Insurance (Insurance)	12,400		515,468
Komag* (Computers and Peripherals)	30,000		960,300
Lance (Food Products)	54,200		1,365,298
MAXIMUS (IT Services)	21,200		885,948
Medicines* (Pharmaceuticals)	29,200		464,572
MFA Mortgage Investments (Real Estate Investment Trusts)	143,300		1,005,966
Microsemi* (Semiconductors and Semiconductor Equipment)	57,800		1,347,318
MIPS Technologies* (Semiconductors and Semiconductor Equipment)	98,100		868,185
Nasdaq Stock Market* (Diversified Financial Services)	38,600		1,187,722
NCI Building Systems* (Building Products)	28,600		1,383,096
NNN Realty Advisors*† (Diversified Financial Services)	95,000		950,000
NovAtel* (Electronic Equipment and Instruments)	26,400		972,312
Nuance Communications* (Software)	45,300		746,544
Odyssey HealthCare* (Health Care Providers and Services)	126,900		1,371,789
Oilsands Quest* (Oil, Gas and Consumable Fuels)	245,400		1,079,760
Oilsands Quest*† (Oil, Gas and Consumable Fuels)	47,600		188,496
Orion Marine Group*† (Construction and Engineering)	72,400		1,086,000
Ormat Technologies (Independent Power Producers and Energy Traders)	36,700		1,521,215
OSI Systems* (Electronic Equipment and Instruments)	33,800		836,888
Palm* (Computers and Peripherals)	72,700		1,084,684
Park Electrochemical (Electronic Equipment and Instruments)	24,300		720,495
ParkerVision* (Communications Equipment)	103,500		1,200,600
ParkerVision ($9, expiring 3/11/10)* (Communications Equipment)	10,000	wts.	35,767
PFF Bancorp (Thrifts and Mortgage Finance)	43,050	shs.	719,796
Platinum Underwriters Holdings (Insurance)	34,980		1,161,336
Plexus (Electronic Equipment and Instruments)	38,400		931,200
PMC - Sierra (Semiconductors and Semiconductor Equipment)	162,700		1,239,774
PolyMedica (Health Care Equipment and Supplies)	34,800		1,405,572
RAM Holdings* (Insurance)	54,400		724,608
Regis (Diversified Consumer Services)	34,400		1,199,184
Rentech* (Oil, Gas and Consumable Fuels)	448,400		923,704
Rentech ($2.49, expiring 10/12/09)* (Oil, Gas and Consumable Fuels)	7,000	wts.	3,666
Schnitzer Steel Industries (Metals and Mining)	17,500	shs.	948,325
SeaChange International* (Communications Equipment)	90,700		633,086
Simpson Manufacturing (Building Products)	36,700		1,241,561
SpatiaLight* (Electronic Equipment and Instruments)	44,500		1,558
SpatiaLight*† (Electrical Equipment and Instruments)	46,857		1,640
Standard Pacific (Household Durables)	45,300		670,893
Steel Dynamics (Metals and Mining)	25,600		1,073,408
Superior Well Services* (Energy Equipment and Services)	41,000		795,810
TAL International Group* (Trading Companies and Distributors)	44,500		1,169,460
Thomas Properties Group (Real Estate Management and Development)	26,900		366,916
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	54,200		1,288,334
Titanium Asset Management* (Capital Markets)	95,000		458,850
Titanium Asset Management ($1.06, expiring 6/21/11)* (Capital Markets)	95,000	wts.	100,700
True Religion Apparel* (Textiles, Apparel and Luxury Goods)	49,500	shs.	908,820
TTM Technologies* (Electronic Equipment and Instruments)	88,300		1,151,432
United Rentals* (Trading Companies and Distributors)	39,900		1,282,386
Venoco (Oil, Gas and Consumable Fuels)	52,900		916,228
Wheeling-Pittsburgh* (Metals and Mining)	58,800		1,170,708
Winthrop Realty Trust (Real Estate Investment Trusts)	108,900		725,274
Wright Express* (IT Services)	31,100		1,059,266

			94,535,380

Total Investments 99.0%			239,418,570
Other Assets Less Liabilities 1.0%			2,301,585

Net Assets 100.0%			$241,720,155

Seligman Global Technology Fund
July 31, 2007

	Shares or Principal Amount		Value

Common Stocks 93.4%
Australia 0.0%
United Customer Management Solutions* (IT Consulting and Other Services)	2,282,186	shs.	$—

Canada 1.8%
Cognos* (Application Software)	98,900		3,967,868
Research In Motion* (Communications Equipment)	13,300		2,846,200

			6,814,068

China 1.2%
Focus Media Holding (ADR)* (Advertising)	63,900		2,639,709
Spreadtrum Communications (ADR)* (Semiconductors)	138,300		1,963,860

			4,603,569

Finland 0.8%
Nokia (ADR) (Communications Equipment)	111,300		3,187,632

France 2.6%
Business Objects (ADR)* (Application Software)	185,200		8,334,000
Cap Gemini (IT Consulting and Other Services)	24,980		1,635,962

			9,969,962

Germany 1.1%
Infineon Technologies* (Semiconductors)	170,450		2,811,883
Qimonda (ADR)* (Semiconductors)	95,900		1,419,320

			4,231,203

India 5.6%
3i Infotech (Systems Software)	263,100		1,894,380
Hexaware Technologies (IT Consulting and Other Services)	489,300		1,614,256
Rolta India (IT Consulting and Other Services)	630,000		7,706,635
Satyam Computer Services (IT Consulting and Other Services)	446,130		5,274,991
Tata Consultancy Services (IT Consulting and Other Services)	179,500		5,061,238

			21,551,500

Israel 2.3%
Check Point Software Technologies* (Systems Software)	351,400		8,560,105
Voltaire (Application Software)	34,400		278,640

			8,838,745

Japan 4.4%
Canon (Office Electronics)	74,200		3,942,391
FUJITSU (Computer Hardware)	304,000		2,015,219
Murata Manufacturing (Electronic Equipment Manufacturers)	41,900		3,132,731
Pioneer (Consumer Electronics)	143,400		1,934,082
Shinko Electric Industries (Semiconductors)	81,300		1,972,537
Sony (Consumer Electronics)	76,800		4,063,164

			17,060,124

Philippines 0.5%
eTelcare Global Solutions (ADR)* (Diversified Commercial and Professional)	124,600		1,902,642

Sweden 1.0%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	103,500		3,871,935

Switzerland 0.9%
Logitech International* (Computer Storage and Peripherals)	136,300		3,666,948

Taiwan 4.5%
Asustek Computer (Computer Storage and Peripherals)	361,000		1,024,532
D-Link (Communications Equipment)	523,260		1,298,471
Everlight Electronics (Electronic Equipment Manufacturers)	732,000		3,363,455
HON HAI Precision Industry (Electronic Manufacturing Services)	687,005		5,665,536
Innolux Display (Computer Storage and Peripherals)	37,000		165,928
Unimicron Technology Corporation (Electronic Equipment Manufacturers)	2,081,820		3,010,466
United Microelectronics (Semiconductors)	5,011,000		2,784,196

			17,312,584

United Kingdom 0.7%
Northgate Information Systems (IT Consulting and Other Services)	1,805,660		2,859,674

United States 66.0%
Activision* (Home Entertainment Software)	167,100		2,859,081
Adobe Systems (Application Software)	90,100		3,630,129
Airvana* (Communications Equipment)	33,200		234,392
Amdocs* (IT Consulting and Other Services)	368,500		13,336,015
American Medical Systems Holdings* (Health Care Equipment)	41,900		765,932
Apple* (Computer Hardware)	83,600		11,015,136
Ariba* (Internet Software and Services)	202,300		1,689,205
Arrow Electronics Incorporated (Technology Distributors)	59,400		2,270,268
Autodesk (Application Software)	172,400		7,304,588
BEA Systems* (Application Software)	211,200		2,614,656
BMC Software (Class A)* (Systems Software)	483,400		13,883,248
Cadence Design Systems* (Application Software)	503,700		10,779,180
Cisco Systems* (Communications Equipment)	366,300		10,589,733
Corning* (Communications Equipment)	153,000		3,647,520
Cymer* (Semiconductor Equipment)	70,500		3,013,875
Cypress Semiconductor (Semiconductors)	81,100		2,032,366
Dice Holdings (Internet Software and Services)	38,100		457,200
Digital River* (Internet Software and Services)	22,500		1,012,725
Electronics for Imaging* (Computer Storage and Peripherals)	122,400		3,214,224
EMC* (Computer Storage and Peripherals)	193,500		3,581,685
Hewlett-Packard (Computer Hardware)	192,500		8,860,775
Juniper Networks* (Communications Equipment)	2,700		80,892
KLA-Tencor (Semiconductor Equipment)	319,100		18,121,689
Macrovision* (Systems Software)	47,200		1,122,416
Marvell Technology Group* (Semiconductors)	59,800		1,076,400
Maxim Integrated Products (Semiconductors)	90,600		2,872,020
McAfee* (Internet Software and Services)	549,300		19,697,898
MEMC Electronic Materials* (Semiconductor Equipment)	64,700		3,967,404
Microsemi* (Semiconductors)	82,400		1,920,744
Monotype Image Holdings* (Application Software)	73,300		879,600
Network Appliance* (Computer Storage and Peripherals)	327,700		9,287,018
NII Holdings* (Wireless Telecommunication Services)	84,600		7,108,092
NVIDIA* (Semiconductors)	43,700		1,999,712
ON Semiconductor (Semiconductors)	290,300		3,431,346
Oracle* (Systems Software)	499,100		9,542,792
Parametric Technology* (Application Software)	88,400		1,558,492
QUALCOMM (Communications Equipment)	299,600		12,478,340
Quest Diagnostics (Health Care Services)	42,200		2,340,834
Quest Software* (Application Software)	113,900		1,685,720
Rambus* (Semiconductors)	77,200		1,042,972
RightNow Communications* (IT Consulting and Other Services)	179,400		2,368,080
salesforce.com* (Application Software)	147,700		5,739,622
Seagate Technology* (Computer Storage and Peripherals)	86,100		2,024,211
Sun Microsystems* (Computer Hardware)	470,200		2,398,020
SunPower* (Electrical Components and Equipment)	30,500		2,151,165
Symantec* (Internet Software and Services)	225,500		4,329,600
Synopsys* (Application Software)	658,200		16,099,573
Take-Two Interactive Software* (Home Entertainment Software)	122,400		2,157,912
Texas Instruments (Semiconductors)	52,800		1,858,032
Time Warner Telecom (Class A)* (Alternative Carriers)	149,800		2,928,590
VeriSign* (Internet Software and Services)	186,600		5,540,154

			254,601,273

Total Common Stocks			360,471,859

Convertible Bonds 0.1%
India 0.1%
3i Infotech 7.05%, 7/27/12 (Systems Software)	$375,000		401,719

Total Investments 93.5%			360,873,578
Other Assets Less Liabilities 6.5%			25,055,337

Net Assets 100.0%			$385,928,915

Seligman International Growth Fund
July 31, 2007

	Shares	Value

Common Stocks 97.6%
Australia 0.7%
Brambles* (Commercial Services and Supplies)	43,788	$409,911
Transurban Group (Transportation Infrastructure)	51,987	314,441

		724,352

Brazil 1.6%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	32,100	1,573,221

Canada 5.9%
Cameco (Oil, Gas and Consumable Fuels)	9,500	387,410
Potash Corp. of Saskatchewan (Chemicals)	6,800	549,032
Research In Motion* (Communications Equipment)	10,400	2,225,600
Rogers Communications (Class B) (Media)	28,200	1,274,657
Suncor Energy (Oil, Gas and Consumable Fuels)	17,400	1,573,144

		6,009,843

China 5.2%
China Communications Construction (Construction and Engineering)	368,000	827,837
China Merchants Bank* (Commercial Banks)	363,000	1,288,854
China Resources Enterprise (Distributors)	174,000	696,592
Ctrip.com International (ADR) (Hotels, Restaurants and Leisure)	22,600	871,230
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	12,500	560,000
Suntech Power Holdings (ADR)* (Electrical Equipment)	26,000	1,048,580

		5,293,093

Denmark 1.9%
Vestas Wind Systems (Electrical Equipment)	29,750	1,970,944

Finland 3.1%
Nokia (Communications Equipment)	109,492	3,131,932

France 8.2%
Accor (Hotels, Restaurants and Leisure)	3,194	273,103
Alstom* (Electrical Equipment)	13,987	2,515,314
Essilor International (Health Care Equipment and Supplies)	13,062	795,462
Safran (Aerospace and Defense)	20,950	521,047
Vallourec (Machinery)	4,510	1,169,190
Veolia Environnement (Multi-Utilities)	41,479	3,072,653

		8,346,769

Germany 14.5%
Arcandor (Multiline Retail)	73,725	2,258,389
Continental (Auto Components)	14,809	2,119,832
DaimlerChrysler (Automobiles)	9,220	828,521
Deutsche Boerse* (Diversified Financial Services)	11,676	1,343,519
Henkel KGaA (Household Products)	20,657	1,114,705
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	105,183	1,735,185
Salzgitter (Metals and Mining)	8,260	1,672,138
Siemens (Industrial Conglomerates)	7,736	972,046
Volkswagon (Automobiles)	5,903	1,062,600
Wacker Chemie* (Chemicals)	6,621	1,610,836

		14,717,771

Greece 1.3%
National Bank of Greece (Commercial Banks)	22,126	1,306,199

Ireland 1.5%
Elan (ADR)* (Pharmaceuticals)	44,100	825,993
Ryanair Holdings (ADR)* (Airlines)	17,400	721,926

		1,547,919

Italy 1.7%
Bulgari (Textiles, Apparel and Luxury Goods)	46,201	668,182
Luxottica Group (Textiles, Apparel and Luxury Goods)	29,371	1,067,404

		1,735,586

Japan 11.7%
Canon (Office Electronics)	1,900	100,951
Elpida Memory* (Semiconductors and Semiconductor Equipment)	23,700	1,062,018
Fanuc (Machinery)	7,400	803,673
Japan Tobacco (Tobacco)	244	1,248,439
Komatsu (Machinery)	36,300	1,152,529
Mitsubishi (Trading Companies and Distributors)	38,500	1,137,367
Mitsubishi Heavy Industries (Machinery)	155,000	1,092,190
Mitsui O.S.K. Lines (Marine)	83,000	1,297,668
Nintendo (Software)	2,800	1,371,146
Sony (Household Durables)	25,600	1,354,388
Suzuki Motor (Automobiles)	22,400	652,194
Yamada Denki (Specialty Retail)	6,420	642,606

		11,915,169

Luxembourg 1.7%
Millicom International Cellular (Wireless Telecommunication Services)	21,000	1,686,300

Netherlands 4.2%
ASML Holding* (Semiconductors and Semiconductor Equipment)	102,370	3,003,482
Unilever (Food Products)	40,112	1,210,318

		4,213,800

Norway 1.3%
Renewable Energy (Electrical Equipment)	35,100	1,367,931

South Korea 3.9%
Hyundai Motor (Automobiles)	16,401	1,442,295
LG Electronics (Household Durables)	23,604	1,983,770
Samsung Electronics (Semiconductors and Semiconductor Equipment)	768	505,585

		3,931,650

Spain 3.9%
Gamesa Corporacion Tecnologica (Electrical Equipment)	48,788	1,966,736
Iberdrola (Electric Utilities)	36,729	2,038,394

		4,005,130

Sweden 0.6%
Alfa Laval (Machinery)	10,050	632,446

Switzerland 8.6%
ABB* (Electrical Equipment)	53,198	1,278,544
Holcim (Construction Materials)	8,488	900,547
Julius Baer Holding (Capital Markets)	28,189	1,969,615
Nestle (Food Products)	2,698	1,030,739
Phonak Holding (Health Care Equipment and Supplies)	5,314	511,168
Swatch Group (Textiles, Apparel and Luxury Goods)	18,753	1,092,035
Xstrata (Metals and Mining)	29,995	1,905,512

		8,688,160

Taiwan 1.0%
HON HAI Precision Industry (Electronic Equipment and Instruments)	127,000	1,047,333

United Kingdom 15.1%
ARM Holdings (Semiconductors and Semiconductor Equipment)	445,163	1,321,567
Burberry Group (Textiles, Apparel and Luxury Goods)	86,178	1,098,893
C.S.R.* (Semiconductors and Semiconductor Equipment)	30,790	445,122
Carphone Warehouse Group (Specialty Retail)	246,965	1,766,064
Invesco (Capital Markets)	203,665	2,561,435
Man Group (Capital Markets)	179,859	2,043,820
Reckitt Benckiser (Household Products)	42,395	2,269,781
Schroders (Capital Markets)	27,273	681,693
Smith & Nephew (Health Care Equipment and Supplies)	131,136	1,554,814
Tesco (Food and Staples Retailing)	191,839	1,575,154

		15,318,343

Total Investments 97.6%		99,163,891
Other Assets Less Liabilities 2.4%		2,392,663

Net Assets 100.0%		$101,556,554

ADR – American Depositary Receipts.
BDR – Brazilian Depositary Receipts.
GDR – Global Depositary Receipts.

*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
July 31, 2007

1.

Organization – Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.

Security Valuation – Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At July 31, 2007, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$86,710,546
Global Growth Fund	32,822,309
Global Smaller Companies Fund	214,907,668
Global Technology Fund	335,685,583
International Growth Fund	86,949,784

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities at July 31, 2007, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Fund	$43,802,743	$947,082	$42,855,661
Global Growth Fund	7,789,514	710,221	7,079,293
Global Smaller Companies Fund	37,634,262	13,123,360	24,510,902
Global Technology Fund	37,621,917	12,433,922	25,187,995
International Growth Fund	13,508,163	1,294,056	12,214,107

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	September 24, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2007

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.